Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurement
Schedule of inputs into the fair value measurements of financial assets and financial liabilities measured at fair value on a recurring basis

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-term investment:
Trading securities investments	1,043,550	1,043,550	—	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-term investment:
Trading securities investments	685,864	685,864	—	—
Available-for-sale investments:
Asset management plans	1,143,978	—	1,143,978	—
Real estate funds	499,289	—	499,289	—

Schedule of inputs into the fair value measurements of long-term financial instruments not reported at fair value on consolidated balance sheet

			Fair Value Measurements at Reporting Date Using
	As of December 31, 2015		Quoted Prices in Active Markets	Significant Other	Significant Unobservable
Description	Carrying Value	Fair Value	for Identical Assets (Level 1)	Observable Inputs (Level 2)	Inputs (Level 3)
Long-term investment-held-to-maturity
Trust products	4,600,830	4,713,429	—	4,713,429	—
Asset management plans	792,561	799,914	—	799,914	—
Real estate funds	1,514,821	1,535,921	—	1,535,921	—

			Fair Value Measurements at Reporting Date Using
	As of December 31, 2014		Quoted Prices in Active Markets	Significant Other	Significant Unobservable
Description	Carrying Value	Fair Value	for Identical Assets (Level 1)	Observable Inputs (Level 2)	Inputs (Level 3)
Long-term investment:
Trust products	2,535,252	2,548,977	—	2,548,977	—
Asset management plans	3,332,299	3,753,255	—	3,753,255	—
Real estate funds	2,859,944	2,859,944	—	2,859,944	—
Long term entrusted investments	1,068,496	1,092,723	—	1,092,723	—